Share-based payments (Details 10 - Textuals 3)	12 Months Ended
Dec. 31, 2021 EUR (€) shares d
ELTIP
Share-based payments
Period of continued employment under service conditions	3 years
Vesting period	3 years
Number of trading days preceding grant date for calculate average closing share price | d	5
Number of share options granted during the period | shares	0
Cost of options granted | €
ESTI
Share-based payments
Number of non-market performance conditions in share-based payment arrangements	2